Fair Value of Financial Instruments Fair Value of Finacial Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Apr. 07, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	$ 52,518,000
Document Period End Date	Jun. 30, 2020
Cash and cash equivalents	$ 68,307,000		$ 42,530,000	$ 139,302,000	$ 67,495,000
Equity Method Investments	27,607,000		173,298,000
Write down of assets held for sale	$ 17,009,000
Investment Owned, Balance, Shares	2,160,000	5,400,000
Unamortized deferred financing costs	$ 9,049,000		10,325,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			42,530,000
Cash and Cash Equivalents, Fair Value Disclosure			42,530,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	68,307,000
Cash and Cash Equivalents, Fair Value Disclosure	68,307,000
Equity Method Investments, Fair Value Disclosure	27,607,000		173,298,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Fair Value Hedge Asset at Fair Value	0		0
Loans Payable to Bank	250,796,000		377,569,000
Bank loans, net, Fair Value Disclosure	250,796,000
Long-term Debt, Gross	401,408,000		350,805,000
SLB Financing Obligation Fair Value Disclosure	401,408,000		350,805,000
Fair Value, Nonrecurring | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	0
Fair Value, Nonrecurring | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	52,518,000
Fair Value, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	0
Secured Debt [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	4,200,000		5,600,000
Sale Leaseback Transaction, Name [Domain] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	$ 4.8		$ 4.7